Trade receivables and other current assets - Disclosure of Break Down of Trade Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 1,090	€ 101